Exhibit 99.1

CERTIFICATION OF SERVICES PERFORMED

May 14, 2020

Reference is made to that certain Loan Agreement (the “Loan Agreement”) to be entered into by and between Progress Residential Borrower 14, LLC (“Borrower”) and Goldman Sachs Mortgage Company (“Client”). Capitalized terms used herein without definition have the respective meanings ascribed thereto in the Loan Agreement.

I do hereby certify to Borrower and Client, to the best of my knowledge and belief, that Radian Real Estate Management LLC (“RREM”) has completed certain due diligence services ordered by Client under the Evaluation Services Agreement dated May 13, 2020, between RREM and Client, in connection with the borrowing of the Loan for certain residential rental properties (the “Properties” and each, a “Property”) contained in the data tape entitled “2020-2_P2 Tape_4.30.20_v07.xlsx” dated as of April 30, 2020 (the “Data Tape”). Furthermore;

1.       RREM has reviewed the Lease for each Property provided by Client and has determined that (a) each such Lease has been executed by the applicable tenant, (b) the monthly rental payment under each such Lease and the Lease commencement and expiration dates match the information included in the Data Tape and (c) all Section 8 Leases are correctly reported as such on the Data Tape.

2.       RREM has reviewed the Data Tape and, based on a review of the Broker Price Opinion for each Property, RREM has verified that the values presented on the Data Tape are correct.

3.       RREM has reviewed the Data Tape, which indicates which Properties have or do not have an active homeowners’, condominium, or other common-interest community association (“HOA”) and has confirmed, based on, among other things, including title review and that certain letter provided by OS National, LLC dated on or about the date hereof (the “OS National Report”), that the data provided by Borrower on the Data Tape is correctly reported except as otherwise set forth in the OS National Report.

4.       RREM has reviewed the purchase documentation provided by the Borrower for each Property in order to compare the purchase price provided in the purchase documents against the purchase price field included in the Data Tape. RREM has verified the correct values on the Data Tape.

5.       RREM has reviewed the total investment basis for each Property on the general ledger for the Borrower and verified that the amount corresponds to the amount reflected on the Data Tape.

[Signature Page Follows]

IN WITNESS WHEREOF, the undersigned has caused this certificate to be executed as of the date set forth above.

Very truly yours,

RADIAN REAL ESTATE MANAGEMENT LLC
By:	/s/ Tim Reilly
Name: Tim Reilly
Title: EVP